                            THE BRADFORD FUNDS, INC.

                             THE BRADFORD MONEY FUND

                                600 Fifth Avenue
                               New York, NY 10020
                                 (888) 226-5504

January 31, 2000

Dear Shareholder:

     This annual report covers the period from January 1, 1999 to December 31, 1999.

     The Fund began the current year with assets of $2,037.5 million and ended the period with $2,372.4 million. In addition, the number of shareholders increased from 143,383 to 160,582.

     Reflective of the overall trend in short-term interest rates, the Fund's yield went from 4.51% on December 31, 1998, to 5.13% on December 31, 1999. We remain committed to high quality, short-term instruments for your safety.

     We are pleased to report that all of the systems that interface with the Fund performed without incident during the transition from 1999 to 2000.

     As always, we appreciate your confidence and support and welcome any comments.

Sincerely,


\s\Allan L. Erb


Allan L. Erb
President

                       (This page intetionall left blank)

                                                  THE BRADFORD FUNDS, INC.

                                                   The Bradford Money Fund

                                                   Statement of Net Assets
                                                      December 31, 1999

                                                    Percentage                                  Par
                                                   of Portfolio        Maturity                (000)            Value
                                                   ------------        --------              ---------     ---------------

 AGENCY OBLIGATIONS..........................          24.84%
      Federal Farm Credit Bank
           5.60%                                                       04/26/00              $23,650       $    23,223,249
           5.73%                                                       06/01/00                4,200             4,196,637
      Federal Home Loan Bank
           1.30%                                                       01/03/00               10,000             9,999,278
           5.18%                                                       01/05/00               10,000             9,994,244
           5.18%                                                       01/07/00               10,000             9,991,367
           5.00%                                                       01/26/00               48,600            48,431,250
           5.00%                                                       01/28/00               20,000            19,925,000
           5.57%                                                       04/19/00               10,000             9,831,353
           4.97%                                                       04/20/00               15,000            14,959,457
           5.58%                                                       04/20/00               14,000            13,761,172
           5.01%                                                       04/28/00               20,000            19,944,152
           5.47%                                                       05/10/00               26,200            25,682,477
           5.52%                                                       05/12/00               25,000            24,493,542
           5.41%                                                       06/14/00               17,600            17,547,054
      Federal Home Loan Mortgage Corporation
           5.10%                                                       03/07/00               11,000            10,897,150
           5.60%                                                       03/07/00               30,000            29,692,000
           5.60%                                                       03/21/00               15,700            15,504,622
           5.20%                                                       03/30/00               22,500            22,210,694
           5.35%                                                       04/20/00               25,000            24,591,014
           5.13%                                                       06/02/00               20,000            19,563,950
           5.15%                                                       06/02/00               14,590            14,270,537
           5.18%                                                       06/02/00                7,307             7,146,137
           5.19%                                                       06/02/00               12,000            11,735,310
           5.15%                                                       06/06/00               13,000            12,707,513
           5.18%                                                       06/08/00                6,357             6,211,563
      Federal National Mortgage Association
           5.62%                                                       03/21/00               20,500            20,243,978
           5.61%                                                       04/05/00               25,000            24,629,896
           4.98%                                                       04/20/00                7,000             6,998,011
           5.38%                                                       05/01/00               11,800            11,586,623
           5.39%                                                       05/01/00               10,000             9,818,836
           5.00%                                                       05/04/00                5,000             4,984,666
           5.78%                                                       05/09/00                5,000             4,896,442
           5.48%                                                       05/11/00               26,083            25,562,876
           5.47%                                                       06/12/00               15,000            14,628,496
           5.21%                                                       06/15/00               10,000             9,759,761
           6.24%                                                       06/19/00                5,000             5,011,091
           5.45%                                                       08/16/00               12,000            11,585,800


                 See accompanying notes to financial statements.

                                                        THE BRADFORD FUNDS, INC.

                                                        The Bradford Money Fund

                                                Statement of Net Assets -- (Continued)
                                                          December 31, 1999

                                                    Percentage                                  Par
                                                   of Portfolio        Maturity                (000)            Value
                                                   ------------        --------              ---------     ---------------

 AGENCY OBLIGATIONS - (CONTINUED)
      Federal National Mortgage Association -
      (Continued)
           5.46%                                                       08/17/00              $ 8,300       $      8,011,727
           6.11%                                                       09/20/00                5,000              5,008,092
                                                                                                           ----------------
                 TOTAL AGENCY OBLIGATIONS                                                                       589,237,017
                                                                                                           ----------------
 COMMERCIAL PAPER ...............................      72.74%
 Aerospace.......................................       1.80%
      Allied Signal (A-1, P-1)
           5.71%                                                       02/29/00               18,200             18,029,683
           5.72%                                                       03/09/00               25,000             24,729,889
                                                                                                           ----------------
                                                                                                                 42,759,572
                                                                                                           ----------------
 Agriculture.....................................       0.62%
      Archer Daniels Midland Co. (A-1+, P-1)
           5.68%                                                       03/24/00               15,000             14,803,567
                                                                                                           ----------------
 Automobiles.....................................       4.68%
      Daimler-Chrysler (A-1, P-1)
           5.98%                                                       01/21/00               10,000              9,966,778
           5.83%                                                       02/07/00               15,000             14,910,121
           5.83%                                                       02/08/00               15,000             14,907,692
           5.94%                                                       02/16/00               17,000             16,870,970
           5.93%                                                       02/17/00               22,000             21,829,677
           5.72%                                                       04/10/00               15,000             14,761,666
           5.79%                                                       04/12/00               18,000             17,704,710
                                                                                                           ----------------
                                                                                                                110,951,614
                                                                                                           ----------------
 Beverages.......................................       4.73%
      Coca-Cola Co. (A-1, P-1)
           5.77%                                                       01/13/00               10,000              9,980,767
           5.87%                                                       01/27/00               10,000              9,957,606
           5.73%                                                       02/02/00               13,500             13,431,240
           5.73%                                                       02/04/00               23,000             22,875,532
           5.80%                                                       02/07/00               10,000              9,940,389
           5.86%                                                       02/15/00               16,500             16,379,137
           5.83%                                                       02/17/00               10,000              9,923,886
           5.65%                                                       02/28/00               20,000             19,817,944
                                                                                                           ----------------
                                                                                                                112,306,501
                                                                                                           ----------------


                 See accompanying notes to financial statements.

                                                        THE BRADFORD FUNDS, INC.

                                                        The Bradford Money Fund

                                                Statement of Net Assets -- (Continued)
                                                          December 31, 1999

                                                    Percentage                                  Par
                                                   of Portfolio        Maturity                (000)            Value
                                                   ------------        --------              ---------      ---------------
 COMMERCIAL PAPER - (CONTINUED)
 Broker-Dealer....................................       9.45%
      Goldman Sachs Group L.P. (A-1+, P-1)
           6.00%                                                       01/19/00              $10,000        $     9,970,000
           6.00%                                                       01/20/00               10,000              9,968,333
           6.00%                                                       01/24/00               10,000              9,961,667
           6.00%                                                       01/25/00               10,000              9,960,000
           5.98%                                                       01/26/00               10,000              9,958,472
           5.98%                                                       01/28/00               14,900             14,833,173
           6.00%                                                       01/31/00               17,200             17,114,000
           5.97%                                                       02/11/00               20,000             19,864,017
           5.96%                                                       02/14/00               10,000              9,927,156
      Merrill Lynch & Co. Inc. (A-1+, P-1)
           5.95%                                                       01/18/00                5,100              5,085,670
           5.92%                                                       01/19/00               14,000             13,958,560
           5.90%                                                       01/20/00               20,000             19,937,722
           5.95%                                                       01/25/00               17,800             17,729,393
           5.95%                                                       01/26/00               10,000              9,958,681
           5.95%                                                       01/27/00               18,000             17,922,650
           5.85%                                                       02/09/00               15,400             15,302,403
           5.84%                                                       03/29/00               13,000             12,814,418
                                                                                                           ----------------
                                                                                                                224,266,315
                                                                                                           ----------------
 Chemicals........................................       4.70%
      Dupont (E.I.) de Nemours & Co. (A-1+, P-1)
           5.82%                                                       01/18/00               16,500             16,454,652
           5.76%                                                       01/24/00               15,000             14,944,800
           5.76%                                                       01/25/00               10,000              9,961,600
           5.66%                                                       02/23/00               25,000             24,791,681
           5.79%                                                       03/02/00                7,800              7,723,475
           5.79%                                                       03/06/00               14,000             13,853,642
           5.79%                                                       03/10/00               10,000              9,889,025
           5.80%                                                       04/04/00               14,000             13,787,978
                                                                                                           ----------------
                                                                                                                111,406,853
                                                                                                           ----------------
 Consumer Products................................       3.04%
      Clorox Company (A-1, P-1)
           5.85%                                                       01/28/00               12,350             12,295,814
      Proctor & Gamble Co. (A-1+, P-1)
           5.87%                                                       01/10/00               30,000             29,955,975
           5.90%                                                       01/14/00               10,000              9,978,694
           5.80%                                                       01/24/00               10,000              9,962,945
           5.80%                                                       02/03/00               10,000              9,946,833
                                                                                                           ----------------
                                                                                                                 72,140,261
                                                                                                           ----------------
 Electronic.......................................      1.05%
      Emerson Electric Company (A-1+, P-1)
           5.60%                                                       02/24/00               25,000             24,790,000
                                                                                                           ----------------

                 See accompanying notes to financial statements.

                                                  THE BRADFORD FUNDS, INC.

                                                   The Bradford Money Fund

                                           Statement of Net Assets -- (Continued)
                                                      December 31, 1999

                                                    Percentage                                  Par
                                                   of Portfolio        Maturity                (000)            Value
                                                   ------------        --------              ---------      ---------------
 COMMERCIAL PAPER - (CONTINUED)
 Entertainment....................................       3.08%
      Walt Disney Company Inc. (A-1, P-1)
           5.57%                                                       02/01/00              $15,000        $    14,928,054
           5.62%                                                       03/03/00               16,000             15,845,138
           5.82%                                                       03/15/00               10,000              9,880,367
           5.67%                                                       05/02/00               15,000             14,711,775
           5.65%                                                       05/11/00               18,000             17,629,925
                                                                                                           ----------------
                                                                                                                 72,995,259
                                                                                                           ----------------
 Finance..........................................      16.02%
      Bellsouth Capital Funding (A-1+, P-1)
           5.85%                                                       02/04/00               15,000             14,917,125
           5.80%                                                       03/14/00               28,000             27,670,689
           5.80%                                                       03/16/00               14,000             13,830,833
      Ford Motor Credit Company (A-1, P-1)
           5.75%                                                       01/04/00               22,200             22,189,363
           5.70%                                                       01/10/00                5,000              4,992,875
           5.94%                                                       01/11/00               16,000             15,973,600
           5.70%                                                       01/18/00                5,000              4,986,542
           5.70%                                                       01/31/00                5,000              4,976,250
           5.50%                                                       04/27/00               16,000             15,714,000
      General Electric Capital Corporation (A-1+, P-1)
           6.04%                                                       02/03/00               10,000              9,944,633
           5.98%                                                       02/10/00               10,000              9,933,556
           5.95%                                                       02/18/00               12,900             12,797,660
           5.74%                                                       03/08/00               26,000             25,722,248
           5.71%                                                       04/18/00               12,000             11,794,440
           5.72%                                                       04/24/00               22,300             21,896,073
           5.97%                                                       04/25/00               20,000             19,618,583
      General Motors Acceptance Corp. (A-1, P-1)
           5.97%                                                       01/19/00               11,600             11,565,374
           5.97%                                                       01/21/00               10,000              9,966,833
           5.93%                                                       02/14/00               10,000              9,927,522
      IBM Credit Corp. (A-1, P-1)
           5.67%                                                       04/11/00               12,000             11,809,110
           5.67%                                                       04/13/00               15,000             14,756,662
           5.62%                                                       04/26/00               26,000             25,529,169
      Private Export Funding (A-1+, P-1)
           5.74%                                                       02/16/00               20,000             19,853,311
           5.75%                                                       03/10/00               40,000             39,559,167
                                                                                                           ----------------
                                                                                                                379,925,618
                                                                                                           ----------------

                 See accompanying notes to financial statements.

                                                  THE BRADFORD FUNDS, INC.

                                                   The Bradford Money Fund

                                           Statement of Net Assets -- (Continued)
                                                      December 31, 1999

                                                    Percentage                                  Par
                                                   of Portfolio        Maturity                (000)            Value
                                                   ------------        --------              ---------      ---------------
 COMMERCIAL PAPER - (CONTINUED)
 Food............................................        3.60%
      Campbell Soup Co. (A-1+, P-1)
           4.82%                                                       01/20/00              $10,000        $     9,974,561
           5.81%                                                       01/26/00               20,000             19,919,306
           5.82%                                                       02/01/00               10,000              9,949,883
           5.89%                                                       03/02/00               11,000             10,890,217
      Heinz (HJ) Co. (A-1, P-1)
           6.05%                                                       01/13/00               20,000             19,959,667
      Kellogg Co. (A-1+, P-1)
           5.77%                                                       03/28/00               15,000             14,790,837
                                                                                                           ----------------
                                                                                                                 85,484,471
                                                                                                           ----------------
 Medical.........................................        5.21%
      Johnson & Johnson (A-1+, P-1)
           5.00%                                                       01/04/00               30,000             29,987,500
           5.74%                                                       04/17/00               30,000             29,488,183
           5.90%                                                       05/17/00               20,000             19,550,945
           5.65%                                                       06/30/00               20,000             19,431,861
      Pfizer Inc. (A-1+, P-1)
           5.75%                                                       02/11/00               25,300             25,134,320
                                                                                                           ----------------
                                                                                                                123,592,809
                                                                                                           ----------------
 Multimedia......................................       0.50%
      McGraw-Hill Inc. (A-1, P-1)
           6.18%                                                       01/18/00               12,000             11,964,980
                                                                                                           ----------------
 Oil & Gas.......................................       3.69%
      Atlantic Richfield Co. (A-1, P-1)
           5.97%                                                       02/01/00               15,000             14,922,887
           6.07%                                                       02/01/00               12,000             11,937,277
           5.97%                                                       02/02/00               15,000             14,920,400
      BP America Inc. (A-1+, P-1)
           5.64%                                                       02/22/00               30,000             29,755,600
      Mobil Corp. (A-1+, P-1)
           6.02%                                                       01/21/00               16,000             15,946,489
                                                                                                           ----------------
                                                                                                                 87,482,653
                                                                                                           ----------------

                 See accompanying notes to financial statements.

                                                  THE BRADFORD FUNDS, INC.

                                                   The Bradford Money Fund

                                           Statement of Net Assets -- (Concluded)
                                                      December 31, 1999

                                                    Percentage                                  Par
                                                   of Portfolio        Maturity                (000)            Value
                                                   ------------        --------              ---------      ---------------
 COMMERCIAL PAPER - (CONTINUED)
 Telecommunications...............................       10.57%
      AT&T Corp. (A-1+, P-1)
           6.05%                                                       01/27/00              $ 6,000        $     5,973,783
           5.93%                                                       01/31/00               20,100             20,000,672
           5.92%                                                       02/03/00                8,000              7,956,587
           5.92%                                                       02/08/00               10,000              9,937,511
           5.87%                                                       02/10/00               10,000              9,934,778
           5.87%                                                       02/18/00               10,000              9,921,733
           5.87%                                                       02/28/00               10,000              9,905,428
           5.87%                                                       02/29/00               19,000             18,817,215
      Bellsouth Telecommunications (A-1+, P-1)
           5.88%                                                       02/02/00               10,000              9,947,733
           5.90%                                                       02/08/00               10,000              9,937,722
           5.90%                                                       02/09/00               10,000              9,936,083
           5.90%                                                       02/10/00               10,000              9,934,445
           5.62%                                                       02/15/00               10,000              9,929,750
      Lucent Technologies (A-1, P-1)
           5.80%                                                       01/12/00               24,500             24,456,581
           5.80%                                                       01/13/00               15,000             14,971,000
           5.75%                                                       03/13/00               25,000             24,712,500
           5.75%                                                       03/15/00               20,000             19,763,611
           5.75%                                                       03/17/00               25,000             24,696,528
                                                                                                           ----------------
                                                                                                                250,733,660
                                                                                                           ----------------
                 TOTAL COMMERCIAL PAPER                                                                       1,725,604,133
                                                                                                           ----------------
 U.S. GOVERNMENT OBLIGATIONS......................        2.11%
      U.S. Treasury Bill
           4.55%                                                       01/06/00               25,000             24,984,201
      U.S. Treasury Note
           6.37%                                                       05/15/00               25,000             25,093,688
                                                                                                           ----------------
                 TOTAL U.S. GOVERNMENT OBLIGATIONS                                                               50,077,889
                                                                                                           ----------------
 TOTAL INVESTMENTS................................       99.69%                                               2,364,919,039
      (Amortized Cost $2,364,919,039)*
 Cash and Other Assets, Net of Liabilities........        0.31%                                                   7,443,134
                                                        ------                                             ----------------
 Net Assets.......................................      100.00%                                            $  2,372,362,173
                                                        ======                                             ================
 Net Asset Value, Offering and Redemption
      Price Per Share ($2,372,362,173 / 2,372,377,392)                                                     $           1.00
                                                                                                           ================
 ------------
 *Also cost for Federal Income Tax Purposes.



                 See accompanying notes to financial statements

                                                  THE BRADFORD FUNDS, INC.

                                                   The Bradford Money Fund

                                                   Statement of Operations
                                            For The Year Ended December 31, 1999

 INVESTMENT INCOME
    Interest................................................................................    $      116,852,928
                                                                                                ------------------
 EXPENSES
    Advisory fees...........................................................................             8,171,267
    Administration fees.....................................................................               611,324
    Distribution fees.......................................................................             4,526,439
    Directors' fees.........................................................................                57,523
    Custodian fees..........................................................................               114,783
    Transfer agent fees.....................................................................             1,772,136
    Legal...................................................................................                49,119
    Audit...................................................................................                24,812
    SEC registration fees...................................................................                93,086
    Blue sky registration fees..............................................................                60,706
    Insurance...............................................................................                15,738
    Printing and postage....................................................................               164,410
    Miscellaneous...........................................................................                26,048
                                                                                                ------------------
         TOTAL EXPENSES.....................................................................            15,687,391
    Waiver of advisory fees.................................................................              (657,930)
                                                                                                ------------------
         NET EXPENSES.......................................................................            15,029,461
                                                                                                ------------------
 NET INVESTMENT INCOME......................................................................           101,823,467
 NET REALIZED LOSS ON INVESTMENTS...........................................................                  (187)
                                                                                                ------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......................................    $      101,823,280
                                                                                                ==================

















                 See accompanying notes to financial statements.

                                                  THE BRADFORD FUNDS, INC.

                                                   The Bradford Money Fund

                                             Statements of Changes in Net Assets

                                                                               For the Year             For the Year
                                                                                   Ended                    Ended
                                                                             December 31, 1999        December 31, 1998
                                                                             -----------------        -----------------
 Increase in Net Assets:
   Operations:
      Net investment income............................................      $     101,823,467        $      88,952,853
      Net realized loss on investments.................................                   (187)                    (674)
                                                                             -----------------        -----------------
      Net increase in net assets resulting from operations.............            101,823,280               88,952,179
                                                                             -----------------        -----------------
   Dividends to shareholders from:
      Net investment income ($.0449 and $.0482 per share,
        respectively)..................................................           (101,823,467)             (88,952,853)
                                                                             -----------------        -----------------
   Total dividends to shareholders.....................................           (101,823,467)             (88,952,853)
                                                                             -----------------        -----------------
   Capital Stock Transactions:
      Proceeds from sale of capital shares.............................         10,448,950,671            8,663,466,410
      Value of shares issued in reinvestment of dividends..............             98,134,092               85,552,716
      Cost of shares repurchased.......................................        (10,212,231,114)          (8,274,797,889)
                                                                             -----------------        -----------------
      Increase in net assets derived from capital stock
        transactions...................................................            334,853,649              474,221,237
                                                                             -----------------        -----------------
   Total increase in assets............................................            334,853,462              474,220,563
                                                                             -----------------        -----------------
 Net Assets:
   Beginning of year...................................................          2,037,508,711            1,563,288,148
                                                                             -----------------        -----------------
   End of year.........................................................      $   2,372,362,173        $   2,037,508,711
                                                                             =================        =================


















                 See accompanying notes to financial statements

                                                  THE BRADFORD FUNDS, INC.

                                                   The Bradford Money Fund

                                                    Financial Highlights
                                        (for a share outstanding through each  year)

                                                  For the           For the            For the         For the          For the
                                                Year Ended        Year Ended          Year Ended     Year Ended       Year Ended
                                               December 31,      December 31,       December 31,    December 31,     December 31,
                                                  1999              1998               1997             1996             1995
                                               ------------      ------------       ------------    ------------     ------------
 Net Asset Value, Beginning of Year..........   $   1.00          $   1.00           $   1.00        $   1.00         $   1.00
                                                ----------        ----------         ----------      ----------       ----------
 Income From Investment Operations:
   Net Investment Income.....................        .0449             .0482              .0485           .0468            .0515
                                                ----------        ----------         ----------      ----------       ----------
      Total From Investment Operations.......        .0449             .0482              .0485           .0468            .0515
                                                ----------        ----------         ----------      ----------       ----------
 Less Distributions:
   Dividend to Shareholders from
      Net Investment Income..................       (.0449)           (.0482)            (.0485)         (.0468)          (.0515)
                                                ----------        ----------         ----------      ----------       ----------
      Total Distributions....................       (.0449)           (.0482)            (.0485)         (.0468)          (.0515)
                                                ----------        ----------         ----------      ----------       ----------
 Net Asset Value, End of Year................   $   1.00          $   1.00           $   1.00        $   1.00         $   1.00
                                                ==========        ==========         ==========      ==========       ==========
 Total Return................................       4.59%             4.93%              4.96%           4.78%            5.28%
 Ratio/Supplement Data:
   Net Assets, End of Year (in thousands)....   $2,372,362        $2,037,509         $1,563,288      $1,234,321       $1,009,370
   Ratio to Average Daily Net Assets:
     Expenses Before Waiver of Advisory
       and/or Distribution Fees..............       0.69%             0.73%              0.75%           0.78%            0.81%
     Expenses After Waiver of Advisory and/or
       Distribution Fees.....................       0.66%             0.70%              0.74%           0.77%            0.80%
     Net Investment Income Before Waiver o
       Advisory and/or Distribution Fees.....       4.47%             4.79%              4.85%           4.67%            5.14%
     Net Investment Income After Waiver of
       Advisory and/or Distribution Fees.....       4.50%             4.82%              4.87%           4.68%            5.15%


















                 See accompanying notes to financial statements.

                            THE BRADFORD FUNDS, INC.

                             The Bradford Money Fund

                          Notes to Financial Statements
                                December 31, 1999

NOTE  1--SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Bradford Funds, Inc. (the "Company"), an open-end, diversified management investment company, was incorporated in Maryland on October 26, 1988. The Company is authorized to issue 5.0 billion shares of multiple portfolios. The Company is currently offering shares of one portfolio, The Bradford Money Fund (the "Fund"). The only transaction occurring in the Fund between the date of incorporation and the commencement of operations was the sale and issuance of 100,000 shares of capital stock for $100,000 to Bradford Capital Management, Ltd. ("Bradford Capital Management"), the Fund's investment adviser, on January 10, 1989. The investment objective of the Fund is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve this objective by investing in high quality, U.S. dollar-dominated instruments, such as short-term U.S. Government securities, bank certificates of deposit, commercial paper and repurchase agreements. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

     A) SECURITY VALUATION--Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. The Fund seeks to maintain net asset value per share at $1.00.

     B) SECURITY TRANSACTIONS AND INVESTMENT INCOME--Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.

     C) DISTRIBUTIONS TO SHAREHOLDERS--Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any will be distributed at least annually.

     D) FEDERAL INCOME TAXES--The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and Federal excise taxes. Therefore, no provision has been recorded for Federal income or Federal excise taxes.

     E) REPURCHASE AGREEMENTS--Money market instruments may be purchased from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

                            THE BRADFORD FUNDS, INC.

                             The Bradford Money Fund

                  Notes to Financial Statements -- (Continued)
                                December 31, 1999


NOTE 2-- INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION AND TRANSFER AGENCY AGREEMENTS

     The Fund has entered into an investment advisory agreement with Bradford Capital Management. J.C.B. Financial Services, Inc. acts as the general partner to the adviser and J.C. Bradford & Co. L.L.C., a Tennessee limited liability company ("Bradford"), is the adviser's limited partner. The general partner is a wholly owned subsidiary of Bradford & Co., Incorporated. The Fund has also entered into an Administration and Accounting Services Agreement with Reich & Tang Asset Management, L.P. and distribution and transfer agency agreements with Bradford.

     For the advisory services provided and expenses assumed by it, Bradford Capital Management is entitled to receive from the Fund a fee, computed daily and payable monthly, at an annual rate of .40% of the first $500 million of the Fund's daily net assets and .35% of the daily net assets of the Fund in excess of $500 million. Bradford Capital Management may, in its discretion from time to time, waive voluntarily all or any portion of its advisory fee or reimburse the Fund for a portion of the expenses of its operations. Bradford Capital Management has agreed to waive indefinitely a portion of its advisory fee such that it is receiving .30% of the Fund's average daily net assets in excess of $1 billion and .29% of the Fund's average daily net assets in excess of $2 billion. For the year ended December 31, 1999, such waiver amounted to $657,930. Advisory fees, before such waiver amounted to $8,171,267 for the year ended December 31, 1999.

     For the administration services provided, Reich & Tang Asset Management, L.P. is entitled to receive from the Fund a fee, computed daily and payable monthly, at an annual rate of .10% of the first $200 million of daily net assets; .07% of the next $200 million of daily net assets; .045% of the next $200 million of daily net assets; .025% of the next $100 million of daily net assets; and .01% of the daily net assets in excess of $700 million. Such fees amounted to $611,324 for the year ended December 31, 1999.

     The Fund has adopted a Plan of Distribution and pursuant thereto has entered into an agreement under which the distributor, Bradford, is entitled to receive from the Fund reimbursement of its distribution costs at an annual rate of up to .20% of daily net assets. Bradford may, in its discretion from time to time, waive voluntarily all or any portion of its distribution fees. Such fees amounted to $4,526,439 for the year ended December 31, 1999.

     For the transfer agency services provided, Bradford is entitled to receive a fee, computed and paid monthly, at an annual rate of $11.50 per active account. Such fees amounted to $1,772,136 for the year ended December 31, 1999.

                                                  THE BRADFORD FUNDS, INC.

                                                   The Bradford Money Fund

                                        Notes to Financial Statements -- (Concluded)
                                                      December 31, 1999


 NOTE 3-- CAPITAL STOCK

    Transactions in capital stock of the Fund were as follows:

                                                                      For the Year Ended         For the Year Ended
                                                                       December 31, 1999          December 31, 1998
                                                                       -----------------          -----------------
 Shares sold.....................................................         10,448,950,671              8,663,466,410
 Shares issued in connection with reinvestment of dividends from
   net investment income.........................................             98,134,092                 85,552,716
 Shares redeemed.................................................        (10,212,231,114)            (8,274,797,889)
                                                                         ---------------             --------------
 Net increase....................................................            334,853,649                474,221,237
                                                                         ===============             ==============


 NOTE 4-- NET ASSETS

    Net assets consisted of the following:

                                                                       December 31, 1999          December 31, 1998
                                                                       -----------------          -----------------
 Capital stock, at par...........................................        $     2,372,377             $    2,037,524
 Paid-in capital in excess of par................................          2,370,005,015              2,035,486,219
 Net accumulated realized capital loss...........................                (15,219)                   (15,032)
                                                                         ---------------             --------------
                                                                         $ 2,372,362,173             $2,037,508,711
                                                                         ===============             ==============

                          INDEPENDENT AUDITORS' REPORT


Shareholders and Board of Directors
The Bradford Funds, Inc.
The Bradford Money Fund

     We have audited the accompanying statement of net assets of The Bradford Funds, Inc., The Bradford Money Fund as of December 31, 1999 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Bradford Funds, Inc., The Bradford Money Fund as of December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period the ended, in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP


Nashville, Tennessee
January 14, 2000

THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS, WHICH INCLUDES DETAILS REGARDING THE FUND'S OBJECTIVES, POLICIES, EXPENSES AND OTHER INFORMATION. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ANY PERFORMANCE INFORMATION QUOTED REPRESENTS PAST PERFORMANCE WHICH, OF COURSE, IS NO GUARANTEE OF FUTURE PERFORMANCE.

                               Board of Directors
                               ------------------
                             Allan L. Erb, Chairman
                              Douglas C. Altenbern
                              Richard W. Hanselman
                                 Edward J. Roach
                                 Michael R. Shea
                               Charles G. Smith IV
                                William T. Spitz

                                    Officers
                                    --------
                                  Allan L. Erb
                                    President
                               Randall R. Harness
                             Secretary and Treasurer
                                 Judy K. Abroms
                                 Vice President
                                 Michael R. Shea
                                 Vice President
                               R. Patrick Shepherd
                                 Vice President

                               Investment Adviser
                               ------------------
                        Bradford Capital Management, Ltd.
                               330 Commerce Street
                           Nashville, Tennessee 37201

                                  Administrator
                                  -------------
                       Reich & Tang Asset Management L.P.
                                600 Fifth Avenue
                            New York, New York 10020

                         Transfer Agent and Distributor
                         ------------------------------
                             J.C. Bradford & Co. LLC
                               330 Commerce Street
                           Nashville, Tennessee 37201

                                                                             THE
                                                                        BRADFORD
                                                                           MONEY
                                                                            FUND










                          Annual Report to Shareholders
                                December 31, 1999











                         Members New York Stock Exchange